FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [Abstract]
Disclosure of detailed information about credit risk [Table Text Block]
	December 31,	December 31,
	2025	2024
Current	$570,330	$732,392
1 - 60 days	39,676	203,164
61 days and over	(15,686)	46,558
	$594,320	$982,114

Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31,	December 31,
	2025	2024
Cash	$8,607	$32,456
Accounts receivable	7,320	70,075
Accounts payable and accrued liabilities	(72,945)	(278,780)
	$(57,018)	$(176,249)